Organization and Nature of Operations - IPO, VIEs, Liquidity and Going Concern (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Organization and Nature of Operations
Net loss	¥ 20,719,753	$ 2,918,316	¥ 14,437,104	¥ 4,016,949
Operating cash outflow	1,400,000	$ 194,587	3,866,008	¥ (1,966,386)
Accumulated deficit	(90,800,000)		(69,914,230)		$ (12,783,002)
Cash and cash equivalents	32,935,111		19,887,575		4,638,813
Short-term investments	16,810,107		¥ 19,171,017		$ 2,367,654
Net current assets | ¥	¥ 12,600,000
NIO Holding Co., Ltd.
Organization and Nature of Operations
Equity interest held	100.00%		100.00%		100.00%
Prime Hubs
Organization and Nature of Operations
Number of share held by variable interest entities | shares	4,250,002	4,250,002	4,250,002